Trade receivables (Tables)	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable

	2023	2022
Trade receivables (Brazil)	2,525,845	1,639,637
Trade receivables (Colombia)	370,767	345,830
(-) Allowance for expected credit losses	(188,072)	(151,114)
Total	2,708,540	1,834,353
Current	2,667,057	1,794,602
Non-current	41,483	39,751

Disclosure of allowance for expected credit losses
Allowance for expected credit losses

	2023	2022	2021
Opening balance	(151,114)	(111,969)	(89,173)
Increase in allowance	(36,769)	(27,393)	(11,094)
Allowance for credit losses from acquisitions	(11,702)	(16,274)	(12,623)
Trade receivables write-off	9,500	3,492	3,058
Exchange rate translation adjustment	2,013	1,030	(2,137)
Ending balance (i)	(188,072)	(151,114)	(111,969)
__________________
(i)The credit risk of the Group is described in note 8.b.

Disclosure of aging analysis of trade receivables
The aging analysis of trade receivables is as follow:

	2023	2022
Not past due	2,089,543	1,534,224
Overdue
1 to 60 days	169,556	93,436
61 to 180 days	359,958	240,320
181 to 365 days	90,734	7,157
Over 365 days	186,821	110,398
Allowance for expected credit losses	(188,072)	(151,182)
	2,708,540	1,834,353